Net gains (losses) on financial instruments designated at fair value through profit or loss - Net gains (losses) on financial instruments designated at fair value through profit or loss (Details) - Financial liabilities designated at fair value through profit or loss - KRW (₩)
₩ in Millions
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net gain (loss) on financial instruments designated at fair value through profit or loss [Line Items]
Gain (loss) on valuation	₩ 19,796	₩ (29,162)	₩ 51,750
Gain on sale	11	0	0
Gains Losses On Financial Liabilities At Fair Value Through Profit Or Loss Classified As Securities	23,446	(6,466)	2,495
Gain (loss) on valuation	23,435	(6,466)	2,495
Loss on sale and redemption	(457,190)	(308,825)	(492,025)
Gains (losses) on financial liabilities at fair value through profit or loss	(437,394)	(337,987)	(440,275)
Net gain (loss) on financial instruments designated at fair value through profit or loss	₩ (413,948)	₩ (344,453)	₩ (437,780)